LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities
Present value of liabilities	R$ 6,972,915	R$ 6,243,782	R$ 6,182,530
Additions	744,226	813,909
Lease Liabilities, Write-Offs	(3,102)	(18,797)
Lease liabilities, Payments	(1,325,398)	(1,218,399)
Accrual of financial charges	700,283	664,651
Exchange rate variation	613,124	(180,112)
Lease liabilities	872,228	753,399
Lease liabilities	R$ 6,100,687	5,490,383
Lands and farms
Lease Liabilities
Average rate - % p.a.	12.27%
Maturity period of lease liabilities	October/2052
Present value of liabilities	R$ 3,951,880
Machines and equipment
Lease Liabilities
Average rate - % p.a.	11.19%
Maturity period of lease liabilities	April/2035
Present value of liabilities	R$ 273,019
Buildings
Lease Liabilities
Average rate - % p.a.	10.75%
Maturity period of lease liabilities	May/2031
Present value of liabilities	R$ 117,387
Ships and boats
Lease Liabilities
Average rate - % p.a.	11.25%
Maturity period of lease liabilities	February/2039
Present value of liabilities	R$ 2,626,083
Vehicles
Lease Liabilities
Average rate - % p.a.	11.10%
Maturity period of lease liabilities	November/2028
Present value of liabilities	R$ 4,546
Leased Land | Non-current biological assets
Lease Liabilities
Capitalized interest	R$ 249,135	R$ 223,055